LOANS AND RECEIVABLES FROM CUSTOMERS (Details 3) - Ext_ Loans And Receivables Category 1 [Member] $ in Millions		12 Months Ended
		Dec. 31, 2017 CLP ($) N	Dec. 31, 2016 CLP ($) N	Dec. 31, 2015 CLP ($) N
Disclosure of financial assets [line items]
No of Loans | N		60,675	72,780	23,662
Carrying Amount		$ 118,027	$ 142,636	$ 46,405
Proceeds for sales		147,725	175,707	60,324
Gain (loss) on sale	[1]	$ 29,910	$ 33,871	$ 14,639

[1]	This amount is included under line item "Trading and investment income, net" in the Consolidated Statements of Income, disclosed in Note 25 Net Trading and Investment Income, line "Other financial investments at fair value with effect on profit or loss."